Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock And Deferred Compensation [Member]	Shares Acquired By Esop [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ 38,871	$ 5,375	$ 17,750	$ (2,005)	$ (1,658)	$ 19,600	$ (191)
Net income	2,651	0	0	0	0	2,651	0
Other comprehensive income loss	248	0	0	0	0	0	248
Cash dividends - per share	(1,773)	0	0	0	0	(1,773)	0
Shares purchased for deferred compensation plan	0	0	141	(141)	0	0	0
Expense related to share-based compensation plans	163	0	163	0	0	0	0
Restricted stock activity	0	10	(10)	0	0	0	0
Treasury stock activity	39	0	0	39	0	0	0
Amortization of ESOP	191	0	0	0	191	0	0
Balance at Dec. 31, 2014	40,390	5,385	18,044	(2,107)	(1,467)	20,478	57
Net income	3,224	0	0	0	0	3,224	0
Other comprehensive income loss	(238)	0	0	0	0	0	(238)
Cash dividends - per share	(2,259)	0	0	0	0	(2,259)	0
Shares purchased for deferred compensation plan	0	0	35	(35)	0	0	0
Expense related to share-based compensation plans	164	0	164	0	0	0	0
Treasury stock activity	19	0	2	17	0	0	0
Amortization of ESOP	196	0	0	0	196	0	0
Balance at Dec. 31, 2015	$ 41,496	$ 5,385	$ 18,245	$ (2,125)	$ (1,271)	$ 21,443	$ (181)